Supplemental Cash Flow Information - Schedule of Interest Paid, Net of Interest Received (Details) - CAD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Schedule of Interest Paid, Net of Interest Received [Abstract]
Interest paid	$ (138,238)	$ (159,319)
Interest received	15,489	59,757
Interest paid, net of interest received	$ (122,749)	$ (99,562)